Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of administrative expenses

	Year ended December 31, 2024	Year ended December 31, 2023
	€	€

Administrative expenses
Rent	2,184	2,942
Service charge payable	1,090,330	821,165
Software costs	–	26,562
Travelling expenses	–	15,049
Legal and professional fees	50,602	19,933
Consultancy fees	152,910	1,113,150
Accountancy	15,163	–
Bank charges	1,007	827
Public relations	–	292,857
Sundry expenses	–	430
Profit or loss on foreign exchange	(2)	(181)
Total Administrative expenses	1,312,194	2,292,734